NOTE 1 - NATURE OF OPERATIONS	9 Months Ended
Jul. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1 - NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Description of Business and History

The Company was incorporated on October 26, 2009 in the State of Nevada. The Company originally engaged in the development of a website and also the design and development of a catalogue to sell over the counter and prescription medications, and supplements. In 2012, the Company undertook a change in focus to the natural resources sector where it was engaged in the acquisition and exploration of base metals and mineral mining properties.

On April 5, 2016, the Company completed the purchase of Viva Entertainment Group, Inc. (“Viva Entertainment”), a Delaware corporation, from EMS Find, Inc. (“EMS”) pursuant to a stock purchase agreement. Viva Entertainment’s Chief Executive Officer, Johnny Falcones, was appointed as the Company’s sole director, President and Chief Executive Officer to manage the development and marketing of Viva Entertainment’s over the top (IPTV/OTT) application for connected TV’s, desktop computers, tablets, and smart phones.

Pursuant to the stock purchase agreement, the Company and EMS agreed to transfer control of Viva Entertainment to the Company through the purchase of all outstanding shares of stock of Viva Entertainment by the Company in exchange for the issuance to EMS of a 10% promissory note in the principal amount of $100,000, due six months from the Closing (the “EMS Note”), and the issuance of 22,000,000 shares of common stock to Johnny Falcones. For accounting purposes, the transaction was treated as a reverse merger since the acquired entity now forms the basis for operations and the transaction resulted in a change in control, with the acquired company electing to become the successor issuer for reporting purposes. The accompanying financial statements have been prepared to reflect the assets, liabilities and operations of Viva Entertainment Group, Inc. exclusive of Black River Petroleum since all predecessor operations were discontinued. As part of the transaction, stock payable and amounts due to former officers were forgiven, with the balances recorded as Contributed Capital. For equity purposes, additional paid-in capital and retained deficit shown are those of Viva, exclusive of Black River Petroleum. Viva had no operations prior to the quarter ended April 30, 2016.

In management’s opinion, all adjustments necessary for a fair statement of the results for the presented periods have been made.  All adjustments made were of a normal recurring nature.

Viva Entertainment Group Inc. (the “Company”) develops and markets Viva Entertainment’s over the top (IPTV/OTT) application for connected TV’s, desktop computers, tablets, and smart phones. The Company is based in Briarwood, New York.

Going Concern

These financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year.  Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  As of July 31, 2017, the Company has a working capital deficiency and has an accumulated deficit of $20,202,376.  The continuation of Viva Entertainment Group as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations.  These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.